Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Staff costs	$ 57,094	$ 49,191	$ 48,198
Share based payments	5,282	4,519	1,686
Pension costs	1,526	1,285	736
Non-executive directors' renumeration	576	484	415
Non-staff operating expenses	21,279	21,933	14,459
Case-related expenditures ineligible for inclusion in asset cost	1,757	2,903	1,734
Expenses related to equity and listing matters	7,907	1,754
Case-related expenditures ineligible for inclusion in asset cost	3,084	8,343	3,977
Non-staff operating expenses	832	990	626
Legal finance non-cash accrual	6,920	31,312
Total operating expenses	$ 106,257	$ 122,714	$ 71,831